BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 24,415		$ 24,850
Q2 2023, US, Distributed generation, Refinancing, 2026
Disclosure of detailed information about borrowings [line items]
Carrying value	650
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings	0		$ 249
Interest rate (%)			5.10%
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,661		$ 2,307
Interest rate (%)	4.30%		4.10%
Medium Term Notes | Series 16 (C$400)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 301		$ 0
Carrying value	$ 400	$ 400
Interest rate (%)	5.30%	5.29%	0.00%